Financial Assets Measured at Fair Value Through Other Comprehensive Income - Schedule of Financial Assets Measured at Fair Value Through Other Comprehensive Income (Details) - Fair value model [member] - USD ($)
		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule of Financial Assets Measured at Fair Value Through Other Comprehensive Income [Member]
At beginning of year		$ 28,547,482	$ 8,582,863
Addition		43,966,372	47,710,805
Disposal of controlling interest in subsidiaries		(17,815,915)	71,589
Disposals		(5,116,938)	(17,301,642)
Fair value adjustment		(32,067,446)	(10,196,302)
Currency realignment			(319,831)
At end of year		17,513,555	28,547,482
Total			903,000
Financial assets measured at fair value through other comprehensive income		17,513,555	28,547,482
Founder Group Limited [Member]
Schedule of Financial Assets Measured at Fair Value Through Other Comprehensive Income [Member]
Total			903,000
GlobexUS Holdings Corp [Member]
Schedule of Financial Assets Measured at Fair Value Through Other Comprehensive Income [Member]
Total	[1]		1,500,000
Sagtec Global Limited [Member]
Schedule of Financial Assets Measured at Fair Value Through Other Comprehensive Income [Member]
Total	[2]		1,688,000
Reveillon Group Limited [Member]
Schedule of Financial Assets Measured at Fair Value Through Other Comprehensive Income [Member]
Total	[3]	17,513,555	24,356,482
Marvis [Member]
Schedule of Financial Assets Measured at Fair Value Through Other Comprehensive Income [Member]
Total	[4]		100,000
Unlisted equity securities [Member]
Schedule of Financial Assets Measured at Fair Value Through Other Comprehensive Income [Member]
Total		$ 17,513,555	$ 27,644,482

[1]	In May 2023, the Company acquired 500 ordinary shares from Globexus Holding Corp via a share-swap arrangement, valued at US$ 1,500,000.
[2]	In October 2023, the Company received a total of 800,000 ordinary shares from Sagtec Global Limited as part of the consideration for the Company’s business consultancy services rendered valued at US$ 1,600,000. On March 07, 2025, the Company received a total of 529,200 ordinary shares from Sagtec Global Limited as part of consideration for the Company’s business consultancy services rendered. From April 28, 2025 to September 12, 2025 the Company disposed of all the shares to third party for a US$2,718,800 and recognized a loss on disposal for US$1,086,000.
[3]	In December 2024, the Company acquired approximately 13% (previously 32%, percentage reduce due to share split), or 8,118,827 ordinary shares, in Reveillon Group Limited, an entity incorporated in the British Virgin Islands, valued at US$ 24,356,481.On March 3, 2025, the company acquired additional 13,130,000 ordinary shares or approximately 20.2% in Revellion Group Limited, valued at US$39,390,000. On December 30, 2025, the company disposed a total of 5,118,827 valued at US$15,356,481 through disposal of its’ subsidiaries, Credilab Technology Sdn Bhd. As at December 31, 2025, total investment in Reveillon Group Limited left approximately 24.8% which is 16,130,000 total of ordinary shares.
[4]	On December 20, 2024, the Company acquired approximately 0.3% of ownership interest in Marvis Inc, an entity incorporated in Delaware, valued at US$ 100,000.